CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 7,488	$ 4,551
Other income and gains	(1,166)	(1,180)
Share of undistributed equity accounted earnings	(294)	(481)
Fair value changes	(1,794)	(421)
Depreciation and amortization	3,102	2,345
Deferred income taxes	(1,109)	327
Investments in residential inventory	258	19
Net change in non-cash working capital balances	(1,326)	(1,155)
Cash flows from (used in) operating activities	5,159	4,005
Financing activities
Corporate borrowings arranged	1,090	1,284
Corporate borrowings repaid	0	(434)
Commercial paper and bank borrowings, net	(103)	103
Non-recourse borrowings arranged	43,541	26,251
Non-recourse borrowings repaid	(28,243)	(21,636)
Non-recourse credit facilities, net	3,291	819
Subsidiary equity obligations issued	212	419
Subsidiary equity obligations redeemed	(485)	(347)
Capital provided from non-controlling interests	9,306	9,488
Capital repaid to non-controlling interests	(2,643)	(2,295)
Distributions to non-controlling interests	(6,709)	(4,907)
Distributions to shareholders	(726)	(685)
Cash flows from (used in) financing activities	18,136	8,185
Equity Issued/Redeemed [line items]
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	980	402
Interest Paid Classified As Supplemental Cash Flow Disclosure	4,712	3,374
Acquisitions
Investment properties	(2,879)	(2,114)
Property, plant and equipment	(1,962)	(1,690)
Equity accounted investments	(953)	(2,718)
Financial assets and other	(5,288)	(4,623)
Acquisition of subsidiaries	(22,269)	(10,336)
Dispositions
Investment properties	4,311	2,906
Property, plant and equipment	787	66
Equity accounted investments	2,163	889
Financial assets and other	4,523	2,843
Disposition of subsidiaries	1,729	2,834
Restricted cash and deposits	5	549
Cash flows from (used in) investing activities	(19,833)	(11,394)
Cash and cash equivalents
Change in cash and cash equivalents	3,462	796
Net change in cash classified within assets held for sale	(1)	(20)
Foreign exchange revaluation	(210)	64
Balance, beginning of year	5,139	4,299
Balance, end of year	8,390	5,139
Preferred shares
Equity Issued/Redeemed [line items]
Equity issued	0	241
Equity redeemed	(17)	(7)
Common shares
Equity Issued/Redeemed [line items]
Equity issued	11	15
Equity redeemed	$ (389)	$ (124)